Income Taxes - Differences between income tax expense to statutory federal tax at a rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Federal Tax at a Statutory rate	$ (129)	$ 35
Federal Tax at a Statutory rate, % of Pre-tax Income	21.00%	21.00%
State taxes, net of Federal provision	$ 422	$ 14
State taxes, net of Federal provision, % of Pre-tax Income	(69.00%)	9.00%
Change in valuation allowance	$ (419)	$ (11)
Change in valuation allowance, % of Pre-tax Income	68.00%	(7.00%)
Nontaxable interest and dividend income	$ (18)	$ (19)
Nontaxable interest and dividend income, % of Pre-tax Income	3.00%	(11.00%)
Other items	$ 43	$ 13
Other items, % of Pre-tax Income	(7.00%)	7.00%
Income Tax Expense (Benefit), Total	$ (101)	$ 32
Income tax provision, % of Pre-tax Income	16.00%	19.00%